Note10 - Employee Benefit Plan	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
(
10
) EMPLOYEE BENEFIT PLAN:

The Company maintains a
401
(k) plan available to all employees who have satisfied certain eligibility requirements. Employee contributions are discretionary. The Company may
match employee contributions and
may
also make discretionary contributions for all eligible employees based upon their total compensation. For
2018
and
2017,
the Company elected to match the employee’s contribution,
not
to exceed
4%
of compensation. The Company’s
401
(k) contributions were
$24,765
and
$14,235
for
2018
and
2017,
respectively.